Net Revenues - Revenues Disaggregated By Service (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Revenues Disaggregated by Service [Line Items]
Net revenues	¥ 142,095	$ 20,942	¥ 208,502
Subscription revenue from users [Member]
Schedule of Revenues Disaggregated by Service [Line Items]
Net revenues	19,023	2,804	28,523
Licensing revenues from content aggregators and distributors [Member]
Schedule of Revenues Disaggregated by Service [Line Items]
Net revenues	79,933	11,781	144,716
Revenue from content sold to hardware manufacturers [Member]
Schedule of Revenues Disaggregated by Service [Line Items]
Net revenues	20,688	3,049	14,251
Revenue from sales of digital educational hardware devices [Member]
Schedule of Revenues Disaggregated by Service [Line Items]
Net revenues	17,267	2,545	21,012
Others [Member]
Schedule of Revenues Disaggregated by Service [Line Items]
Net revenues	¥ 5,184	$ 763